Net Income Per Share (Anti-dilutive Securities Excluded) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares were excluded as their effect was anti-dilutive	244,797	533,054	4,990,513
Ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares were excluded as their effect was anti-dilutive	13,116,846	2,578,779	0